BANK BORROWINGS - Bonds (Details) - TRY (₺) ₺ in Thousands					12 Months Ended
	Apr. 30, 2025	Mar. 04, 2025	Nov. 06, 2024	Oct. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 17, 2025	Aug. 01, 2024
BANK BORROWINGS
Issued securities					₺ 196,229	₺ 600,965
Bonds
BANK BORROWINGS
Issuance limit							₺ 1,050,000	₺ 1,050,000
Bonds issued on 4 March 2025
BANK BORROWINGS
Issued securities		₺ 118,925
Notional amount		₺ 100,000
Average annual effective interest rate (in percent)		43.00%
Bonds issued on 30 April 2025
BANK BORROWINGS
Issued securities	₺ 77,304
Notional amount	₺ 66,950
Average annual effective interest rate (in percent)	52.00%
Bonds issued on 10 October 2024
BANK BORROWINGS
Issued securities				₺ 375,603
Notional amount				₺ 250,000
Average annual effective interest rate (in percent)				51.50%
Bonds issued on 6 November 2024
BANK BORROWINGS
Issued securities			₺ 225,362
Notional amount			₺ 150,000
Average annual effective interest rate (in percent)			51.50%